Cover Page Document	Jun. 25, 2020
Cover [Abstract]
Entity Central Index Key	0000036047
Document Type	8-K
Document Period End Date	Jun. 25, 2020
Entity Registrant Name	CORELOGIC, INC.
Entity Emerging Growth Company	false
Entity File Number	001-13585
Entity Tax Identification Number	95-1068610
Entity Address, Address Line One	40 Pacifica
Entity Address, City or Town	Irvine
Entity Address, State or Province	CA
Entity Address, Postal Zip Code	92618-7471
City Area Code	949
Local Phone Number	214-1000
Written Communications	false
Soliciting Material	false
Pre-commencement Tender Offer	false
Pre-commencement Issuer Tender Offer	false
Entity Incorporation, State or Country Code	DE
Amendment Flag	false